Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2016 and 2015 consist of the following:

	2016	2015
	(in millions)
Raw materials	$1,185	$1,254
Work-in-process	757	747
Finished goods	3,667	3,689
Total Inventories	$5,609	$5,690